INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2013
INCOME TAX EXPENSE
NOTE 9 - INCOME TAX EXPENSE

The components of income tax expense are as follows for the years ended December 31:

	2013	2012
	(In Thousands)
Current:
Federal	$(72)	$541
State	1	2
	(71)	543

Deferred:
Federal	205	164
State	-	-
	205	164
Total income tax expense	$134	$707

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2013	2012
	% of	% of
	Income	Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(23.2)	(9.2)
Other	(0.2)	0.9
Effective tax rates	10.6%	25.7%

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

	2013	2012
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$800	$753
Deferred compensation	220	181
Impairment of operating lease	24	39
Write-down of securities	10	4
Restricted stock awards	16	12
Charitable contribution carry over	93	37
Other	80	20
Alternative minimum tax carryforward	413	368
Net unrealized holding loss on available-for-sale securities	853	-
Gross deferred tax assets	2,509	1,414

Deferred tax liabilities:
Depreciation	(250)	(131)
Deferred loan costs/fees	(413)	(286)
Mortgage servicing rights	(481)	(280)
Net unrealized holding gain on available-for-sale securities	-	(581)
Gross deferred tax liabilities	(1,144)	(1,278)
Net deferred tax asset	$1,365	$136

Deferred tax assets as of December 31, 2013 and 2012 have not been reduced by a valuation allowance because management believes that it is more likely than not that the full amount of deferred taxes will be realized.

As of December 31, 2013, the Company had no operating loss carryovers for income tax purposes.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. As of December 31, 2013 and 2012, there were no material uncertain tax positions related to federal and state income tax matters.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2010 through December 31, 2013.

In January of 2011, the Bank formed a subsidiary Passive Investment Company (PIC).  Under State of Connecticut statutes, such a company is not subject to Connecticut corporation business taxes.  Provided that the Bank meets the mandated statutory requirements, the Company’s Connecticut corporation business taxes should be significantly reduced or eliminated.